Nature of Business and Summary of Significant Accounting Policies, Recently Issued Accounting Pronouncements (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Adoption of FASB ASC Topic 842 "Leases" [Abstract]
Right-of-use asset	$ 840	$ 0
Lease liability	$ 852
ASU 842 [Member]
Adoption of FASB ASC Topic 842 "Leases" [Abstract]
Right-of-use asset		500
Lease liability		$ 500